Income Taxes (Details) (HKD) In Thousands, unless otherwise specified	8 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012
Current tax
- Hong Kong	1,800		22,020	23,550		3,637
- PRC	4,276		6,393	3,429		13,826
- Other countries	0		(2,252)	609		0
Deferred tax	(2,732)		(2,681)	(23,854)		(652)
Income Tax Expense (Benefit)	3,344	13,379	23,480	3,734	6,777	16,811